UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                      Report for the Calendar Year or Quarter Ended: 09/30/2001 Check here if Amendment [ ]; Amendment Number:
                               This Amendment (check only one.):
                                     [ ]  is a restatement.
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       -----------------------
Address:  645 Madison Avenue, New York, New York 10022
         ---------------------------------------------

Form 13F File Number: ___________________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name: Phillippe E. Baumann
Title: Executive Vice President
Phone:  212-888-8123
        ------------
Signature, Place, and Date of Signing:

/s/ Phillippe E. Baumann
-------------------------
New York, New York
October 10, 2001

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:        0
                                          -

Form 13F Information Table Entry Total:     33
                                            --


Form 13F Information Table Value Total:   $ 98,352 (thousands)
                                           --------

List of Other Included Managers:

            Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   NONE

------------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)     (B)     (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES           COMMON            8460101      1,443,000     73,800           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
AMEREN CORP                    COMMON           23608102      2,968,000     77,300           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
APPLI ED BIOSYSTEMS            COMMON           38020103        293,000     12,000           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA                 COMMON           53015103      1,945,000     41,350           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
BRISTOL MEYERS                 COMMON          110122108      4,270,000     76,850           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
CELERA GENOMICS                COMMON           38020202        145,000      6,000           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
CHEVRON                        COMMON          166751107      3,068,000     36,200           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
CON EDISON                     COMMON          209115104      3,864,000     94,900           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER                  COMMON          247025109      1,010,000     54,500           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
EMERSON ELEC                   COMMON          291011104      3,690,000     78,400           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN              COMMON          313400301      3,309,000     50,900           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC                   COMMON          369604103      3,692,000     99,250           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD                COMMON          428236103      1,678,000    104,200           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT                     COMMON          437076102      2,907,000     75,750           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
INTEL                          COMMON          458140100      2,155,000    105,700           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON              COMMON          478160104      6,044,000    109,100           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
KEYSPAN CORP                   COMMON          49337W100      3,390,000    102,000           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
LOWES                          COMMON          548661107      3,891,000    122,950           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
MBIA INC                       COMMON          55262C100      4,969,000     99,375           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
MCDONALD'S                     COMMON          580135101      3,634,000    133,900           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
MEDTRONICS                     COMMON          585055106      4,496,000    103,350           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
MERCK                          COMMON          589331107      4,269,000     64,100           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT                      COMMON          594918104      3,111,000     60,800           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
OCCIDENTAL PETROLEUM           COMMON          674599105      2,580,000    107,000           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
ORACLE                         COMMON          68389X105      2,091,000    166,200           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
PROGRESS ENERGY                COMMON          743263105      3,117,000     72,500           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
SOUTHERN CO                    COMMON          842587107      3,441,000    143,500           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS               COMMON          866810404      1,049,000    126,800           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
TXU CORP                       COMMON          873168108      3,979,000     85,900           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
WAL MART                       COMMON          931142103      4,336,000     87,600           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
WHIRLPOOL                      COMMON          963320106      4,262,000     77,000           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
WORLDCOM                       COMMON         981157D106        131,000      8,700           X       0       0       X      0    0
-----------------------------------------------------------------------------------------------------------------------------------
XCEL ENERGY                    COMMON          98389B100      3,125,000    111,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                             98,352,000  2,768,875
-----------------------------------------------------------------------------------------------------------------------------------